Basis of Presentation and Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Basis of Presentation and Summary of Significant Accounting Policies [Abstract]
Schedule of Customers Revenue or Accounts Receivable

The following table summarizes customers that accounted for 10% or more of revenue or accounts receivable:

	Revenue		Accounts Receivable
	Three Months Ended March 31,		As of March 31,	As of December 31,
	2026	2025	2026	2025
Customer A	36%	10%	20%	20%
Customer B	25%	14%	53%	49%
Customer C	18%	*	14%	18%
Customer D	17%	*	10%	11%
Customer E	*	62%	*	*

*	Represents less than 10%

The following table summarizes customers that accounted for 10% or more of revenue or accounts receivable:

	Revenue		Accounts Receivable
	For the year ended December 31,		As of December 31,
	2025	2024	2025	2024
Customer A	29%	*	*	*
Customer B	22%	29%	20%	*
Customer C	13%	16%	18%	*
Customer D	13%	16%	11%	*
Customer E	22%	37%	49%	87%

*	Represents less than 10%

Schedule of Accounts Receivable, Net

Accounts receivable are stated net of an allowance for credit losses. The following table summarizes accounts receivable, net (in thousands):

	March 31, 2026	December 31, 2025
Gross accounts receivable	$1,329	$3,382
Allowance for credit losses	—	(2,129)
Accounts receivable, net	$1,329	$1,253

Schedule of Disaggregated Revenue

The following table presents revenue disaggregated by major product and service lines for the three months ended March 31, 2026 and 2025:

	Three Months Ended March 31,
	2026	2025
Diagnostic drug and medical radioisotopes sales	$1,071	$990
Cyclotron system sales	—	1,600
Total	$1,071	$2,590

The following table presents revenue disaggregated by major product and service lines for the years ended December 31, 2025 and 2024:

	2025	2024
Diagnostic drug and medical radioisotopes sales	$4,268	$3,538
Cyclotron system sales	1,743	3
Consulting services and system support services	1	44
Total	$6,012	$3,585

Schedule of Estimated Useful Lives of The Assets

Depreciation and amortization are computed using the straight-line method over the estimated useful lives of the assets in accordance with the following table:

Fixed asset category	Estimated useful life
Computer equipment	3 years
Computer software	3 – 5 years
Production and laboratory equipment	5 years
Specialized Technical Equipment	20 years
Cyclotron systems	20 years
Leasehold improvements	Shorter of the useful life of the leasehold improvement or the remaining term of the lease